Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	The composition of assets, grouped by major classifications and accumulated depreciation, is as follows (U.S. dollars in thousands):
	December 31
	2024	2023
Cost:
Plant (new production facility)	$5,088	$4,568
Computers and equipment	685	649
Leasehold improvements	445	445
Office furniture and equipment	145	144
Vehicles	13	13
	6,376	5,819
Less – Accumulated depreciation	(1,484)	(1,256)
Property, Plant and Equipment, Net	$4,892	$4,563